Condensed Consolidated Balance Sheets [Parenthetical] $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 € / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 € / shares
Allowance for accounts receivable (in dollars) | $	$ 118		$ 127
Common stock, par value (in euro per share) | € / shares		€ 0.122		€ 0.122
Common stock, shares authorized	52,549,354		52,549,354
Common stock, shares issued	40,498,764		40,191,264
Common stock, shares outstanding	40,498,764		40,191,264